Fair Value - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets	$ 0	$ 2,910	$ 3,625
Goodwill impairment losses			1,242
Mobile phone business
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill impairment losses			$ 1,242
Percentage of weighted average cost of capital			25.00%